Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Common Stock Subject to Redemption	Preferred Stock Series B	Preferred Stock Series X	Common Stock	Additional Paid-in Capital	Retained Earnings / (Accumulated Deficit)	Total
Balances (in Shares) at Sep. 30, 2023			5,000	4,550,500
Balances at Sep. 30, 2023			$ 5	$ 4,551	$ 417,398	$ (81,118)	$ 340,836
Shares issued for services				$ 541	140,091		140,632
Shares issued for services (in Shares)				540,891
Contributions					192,435		192,435
Contributions (in Shares)
Distributions					(441,211)		(441,211)
Net income (loss)						950,420	950,420
Balances at Sep. 30, 2024			$ 5	$ 5,092	308,713	869,302	1,183,112
Balances (in Shares) at Sep. 30, 2024			5,000	5,091,391
Contributions					10,000		10,000
Contributions (in Shares)
Net income (loss)						113,335	113,335
Balances at Dec. 31, 2024			$ 5	$ 5,092	318,713	982,637	1,306,447
Balances (in Shares) at Dec. 31, 2024			5,000	5,091,391
Balances (in Shares) at Sep. 30, 2024			5,000	5,091,391
Balances at Sep. 30, 2024			$ 5	$ 5,092	308,713	869,302	1,183,112
Contributions					36,000		36,000
Shares issued pursuant to investment in joint venture	$ 120,000
Shares issued pursuant to investment in joint venture (in Shares)	60,000
Issuance of preferred stock		$ 200			799,800		800,000
Issuance of preferred stock (in Shares)		200,000
Net income (loss)						(102,195)	(102,195)
Balances at Sep. 30, 2025	$ 120,000	$ 200	$ 5	$ 5,092	1,144,513	767,107	1,916,917
Balances (in Shares) at Sep. 30, 2025	60,000	200,000	5,000	5,091,391
Contributions					10,000		10,000
Contributions (in Shares)
Preferred stock dividends						(25,479)	(25,479)
Net income (loss)						94,712	94,712
Balances at Dec. 31, 2025	$ 120,000	$ 200	$ 5	$ 5,092	$ 1,154,513	$ 836,340	$ 1,996,150
Balances (in Shares) at Dec. 31, 2025	60,000	200,000	5,000	5,091,391